Quarterly Holdings Report
for
Fidelity® Mid Cap Value Fund
October 31, 2021
MCV-NPRT3-1221
1.809074.118
Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.5%
Entertainment - 0.8%
Electronic Arts, Inc.	97,000	13,604,250
Media - 2.7%
DISH Network Corp. Class A (a)	76,700	3,150,069
Fox Corp. Class A	101,900	4,049,506
Interpublic Group of Companies, Inc.	881,769	32,246,292
Thryv Holdings, Inc. (a)	106,383	3,369,150
		42,815,017
TOTAL COMMUNICATION SERVICES		56,419,267
CONSUMER DISCRETIONARY - 10.6%
Distributors - 0.5%
LKQ Corp.	154,400	8,504,352
Diversified Consumer Services - 0.6%
Adtalem Global Education, Inc. (a)	232,200	8,575,146
Hotels, Restaurants & Leisure - 2.7%
Hilton Worldwide Holdings, Inc. (a)	152,800	21,995,560
MGM Resorts International	451,900	21,311,604
		43,307,164
Household Durables - 2.3%
Garmin Ltd.	66,100	9,491,960
PulteGroup, Inc.	361,900	17,400,152
Tempur Sealy International, Inc.	235,500	10,472,685
		37,364,797
Specialty Retail - 4.5%
Best Buy Co., Inc.	209,012	25,549,627
Dick's Sporting Goods, Inc. (b)	71,600	8,893,436
Williams-Sonoma, Inc.	204,839	38,044,747
		72,487,810
TOTAL CONSUMER DISCRETIONARY		170,239,269
CONSUMER STAPLES - 3.5%
Food & Staples Retailing - 1.2%
Performance Food Group Co. (a)	413,200	18,689,036
Food Products - 2.3%
Darling Ingredients, Inc. (a)	160,800	13,590,816
Ingredion, Inc.	120,893	11,512,640
Tyson Foods, Inc. Class A	148,100	11,843,557
		36,947,013
TOTAL CONSUMER STAPLES		55,636,049
ENERGY - 5.1%
Energy Equipment & Services - 0.7%
Baker Hughes Co. Class A (b)	470,700	11,805,156
Oil, Gas & Consumable Fuels - 4.4%
Devon Energy Corp.	543,900	21,799,512
HollyFrontier Corp.	333,600	11,275,680
Phillips 66 Co.	272,300	20,362,594
Targa Resources Corp.	319,600	17,472,532
		70,910,318
TOTAL ENERGY		82,715,474
FINANCIALS - 16.9%
Banks - 3.8%
Citizens Financial Group, Inc.	285,000	13,503,300
M&T Bank Corp.	237,400	34,926,288
Popular, Inc.	155,500	12,663,920
		61,093,508
Capital Markets - 3.3%
Apollo Global Management LLC Class A	238,200	18,329,490
Federated Hermes, Inc.	240,200	8,001,062
State Street Corp.	263,600	25,977,780
		52,308,332
Consumer Finance - 2.5%
Synchrony Financial	854,946	39,712,242
Diversified Financial Services - 0.3%
WeWork, Inc. (a)	468,027	4,778,556
Insurance - 5.5%
Allstate Corp.	116,400	14,395,188
Hartford Financial Services Group, Inc.	316,300	23,067,759
MetLife, Inc.	450,480	28,290,144
Old Republic International Corp.	894,600	23,107,518
		88,860,609
Thrifts & Mortgage Finance - 1.5%
NMI Holdings, Inc. (a)	474,100	11,511,148
Walker & Dunlop, Inc.	102,900	13,384,203
		24,895,351
TOTAL FINANCIALS		271,648,598
HEALTH CARE - 7.5%
Biotechnology - 1.0%
Amgen, Inc.	31,268	6,471,538
Regeneron Pharmaceuticals, Inc. (a)	14,600	9,343,124
		15,814,662
Health Care Equipment & Supplies - 0.6%
Hologic, Inc. (a)	136,800	10,028,808
Health Care Providers & Services - 4.2%
AmerisourceBergen Corp.	117,400	14,325,148
Cigna Corp.	47,700	10,189,197
DaVita HealthCare Partners, Inc. (a)	113,400	11,707,416
Molina Healthcare, Inc. (a)	52,400	15,495,728
Quest Diagnostics, Inc. (b)	52,100	7,647,238
Universal Health Services, Inc. Class B	67,421	8,366,946
		67,731,673
Pharmaceuticals - 1.7%
AstraZeneca PLC sponsored ADR	158,047	9,858,972
Jazz Pharmaceuticals PLC (a)	131,313	17,469,882
		27,328,854
TOTAL HEALTH CARE		120,903,997
INDUSTRIALS - 17.4%
Aerospace & Defense - 0.3%
Huntington Ingalls Industries, Inc.	27,000	5,473,710
Building Products - 2.4%
Builders FirstSource, Inc. (a)	365,800	21,315,166
Fortune Brands Home & Security, Inc.	89,700	9,095,580
UFP Industries, Inc.	98,200	8,035,706
		38,446,452
Commercial Services & Supplies - 0.5%
The Brink's Co.	120,700	8,313,816
Construction & Engineering - 1.7%
EMCOR Group, Inc.	123,600	15,016,164
Willscot Mobile Mini Holdings (a)	334,900	11,637,775
		26,653,939
Electrical Equipment - 3.9%
Acuity Brands, Inc.	121,951	25,052,394
Encore Wire Corp.	73,200	9,813,192
Hubbell, Inc. Class B	69,900	13,935,963
Regal Rexnord Corp.	94,700	14,425,651
		63,227,200
Machinery - 4.8%
Crane Co.	223,967	23,131,312
Dover Corp.	86,300	14,591,604
ITT, Inc.	127,700	12,012,739
Mueller Industries, Inc.	188,400	9,917,376
PACCAR, Inc.	192,600	17,260,812
		76,913,843
Professional Services - 1.6%
CACI International, Inc. Class A (a)	56,800	16,337,952
Manpower, Inc.	94,526	9,135,938
		25,473,890
Road & Rail - 1.5%
Knight-Swift Transportation Holdings, Inc. Class A	272,300	15,436,687
XPO Logistics, Inc. (a)	95,700	8,211,060
		23,647,747
Trading Companies & Distributors - 0.7%
MSC Industrial Direct Co., Inc. Class A	135,300	11,374,671
TOTAL INDUSTRIALS		279,525,268
INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 1.4%
Juniper Networks, Inc.	162,300	4,791,096
Motorola Solutions, Inc.	74,200	18,445,378
		23,236,474
Electronic Equipment & Components - 1.7%
Avnet, Inc.	142,500	5,430,675
CDW Corp.	21,900	4,087,635
TD SYNNEX Corp.	161,400	16,947,000
		26,465,310
IT Services - 2.5%
Amdocs Ltd.	237,797	18,510,118
DXC Technology Co. (a)	372,500	12,132,325
Global Payments, Inc.	68,500	9,794,815
		40,437,258
Semiconductors & Semiconductor Equipment - 1.7%
Microchip Technology, Inc.	164,300	12,172,987
ON Semiconductor Corp. (a)	317,200	15,247,804
		27,420,791
Software - 1.0%
SS&C Technologies Holdings, Inc.	90,100	7,160,247
Telos Corp. (b)	350,800	9,089,228
		16,249,475
Technology Hardware, Storage & Peripherals - 0.9%
HP, Inc.	269,200	8,164,836
Xerox Holdings Corp.	377,700	6,723,060
		14,887,896
TOTAL INFORMATION TECHNOLOGY		148,697,204
MATERIALS - 7.0%
Chemicals - 2.9%
Celanese Corp. Class A	78,400	12,662,384
Corteva, Inc.	280,148	12,088,386
Element Solutions, Inc.	515,600	11,709,276
Olin Corp.	200,700	11,435,886
		47,895,932
Containers & Packaging - 2.3%
Ball Corp.	213,900	19,567,572
Berry Global Group, Inc. (a)	260,500	17,073,170
		36,640,742
Metals & Mining - 1.8%
Freeport-McMoRan, Inc.	296,200	11,172,664
Reliance Steel & Aluminum Co.	119,638	17,486,290
		28,658,954
TOTAL MATERIALS		113,195,628
REAL ESTATE - 11.1%
Equity Real Estate Investment Trusts (REITs) - 5.3%
Gaming & Leisure Properties	220,742	10,703,780
PS Business Parks, Inc.	130,342	23,161,773
Welltower, Inc.	640,100	51,464,040
		85,329,593
Real Estate Management & Development - 5.8%
CBRE Group, Inc. (a)	509,156	52,992,956
Jones Lang LaSalle, Inc. (a)	157,219	40,598,662
		93,591,618
TOTAL REAL ESTATE		178,921,211
UTILITIES - 7.7%
Electric Utilities - 4.4%
Edison International	253,600	15,959,048
Evergy, Inc.	184,200	11,742,750
Exelon Corp.	132,784	7,062,781
NRG Energy, Inc.	345,239	13,771,584
OGE Energy Corp.	663,574	22,607,966
		71,144,129
Independent Power and Renewable Electricity Producers - 1.3%
NextEra Energy Partners LP (b)	240,500	20,755,150
Multi-Utilities - 2.0%
MDU Resources Group, Inc.	1,032,372	31,724,792
TOTAL UTILITIES		123,624,071
TOTAL COMMON STOCKS (Cost $1,297,068,301)		1,601,526,036

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c)	9,668,977	9,670,911
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	21,907,273	21,909,464
TOTAL MONEY MARKET FUNDS (Cost $31,580,375)		31,580,375

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $1,328,648,676)	1,633,106,411
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(23,719,335)
NET ASSETS - 100.0%	1,609,387,076

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	28,001,175	181,287,541	199,617,239	5,177	(566)	-	9,670,911	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	37,710,919	178,852,521	194,653,976	9,007	-	-	21,909,464	0.1%
Total	65,712,094	360,140,062	394,271,215	14,184	(566)	-	31,580,375

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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